Distribution Date:	10/18/21	Wells Fargo Commercial Mortgage Trust 2017-C40
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2017-C40

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Investor Relations	(704) 374-6161	REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	4		301 South College Street, | Charlotte, NC 28288-0166
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Greystone Servicing Company LLC
Current Mortgage Loan and Property Stratification	8-12		Jenna Unell		Jenna.unell@greyco.com
Mortgage Loan Detail (Part 1)	13-15		5221 N. O'Connor Blvd.,Suite 800 | Irving, TX 75039
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	19
			Don Simon	(203) 660-6100
Historical Detail	20		375 North French Road,Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	25		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	26		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95000YAU9	2.110000%	23,786,000.00	3,868,051.63	572,660.78	6,801.32	0.00	0.00	579,462.10	3,295,390.85	30.95%	30.00%
A-2	95000YAV7	2.495000%	23,626,000.00	23,626,000.00	0.00	49,122.39	0.00	0.00	49,122.39	23,626,000.00	30.95%	30.00%
A-SB	95000YAW5	3.395000%	32,869,000.00	32,869,000.00	0.00	92,991.88	0.00	0.00	92,991.88	32,869,000.00	30.95%	30.00%
A-3	95000YAX3	3.317000%	185,000,000.00	185,000,000.00	0.00	511,370.83	0.00	0.00	511,370.83	185,000,000.00	30.95%	30.00%
A-4	95000YAY1	3.581000%	203,796,000.00	203,796,000.00	0.00	608,161.23	0.00	0.00	608,161.23	203,796,000.00	30.95%	30.00%
A-S	95000YBB0	3.854000%	56,122,000.00	56,122,000.00	0.00	180,245.16	0.00	0.00	180,245.16	56,122,000.00	22.31%	21.63%
B	95000YBC8	4.257373%	32,668,000.00	32,668,000.00	0.00	115,899.90	0.00	0.00	115,899.90	32,668,000.00	17.28%	16.75%
C	95000YBD6	4.323373%	30,154,000.00	30,154,000.00	0.00	108,639.17	0.00	0.00	108,639.17	30,154,000.00	12.64%	12.25%
D	95000YAC9	2.700000%	34,344,000.00	34,344,000.00	0.00	77,274.00	0.00	0.00	77,274.00	34,344,000.00	7.35%	7.13%
E	95000YAE5	4.323373%	6,701,000.00	6,701,000.00	0.00	24,142.44	0.00	0.00	24,142.44	6,701,000.00	6.32%	6.13%
F	95000YAG0	4.323373%	9,214,000.00	9,214,000.00	0.00	33,196.30	0.00	0.00	33,196.30	9,214,000.00	4.90%	4.75%
G	95000YAJ4	4.323373%	6,701,000.00	6,701,000.00	0.00	24,142.44	0.00	0.00	24,142.44	6,701,000.00	3.87%	3.75%
H	95000YAL9	4.323373%	3,350,000.00	3,350,000.00	0.00	12,069.42	0.00	0.00	12,069.42	3,350,000.00	3.35%	3.25%
J*	95000YAN5	4.323373%	21,779,541.00	21,779,541.00	0.00	44,654.31	0.00	0.00	44,654.31	21,779,541.00	0.00%	0.00%
R	95000YAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	95000YAQ8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	NA	4.323373%	35,268,975.86	34,220,662.79	30,140.04	121,510.94	0.00	0.00	151,650.98	34,190,522.75	0.00%	0.00%
Interest
Regular SubTotal			705,379,516.86	684,413,255.42	602,800.82	2,010,221.73	0.00	0.00	2,613,022.55	683,810,454.60

Notional Certificates
X-A	95000YAZ8	0.934513%	469,077,000.00	449,159,051.63	0.00	349,787.62	0.00	0.00	349,787.62	448,586,390.85
X-B	95000YBA2	0.320963%	88,790,000.00	88,790,000.00	0.00	23,748.56	0.00	0.00	23,748.56	88,790,000.00
X-D	95000YAA3	1.623373%	34,344,000.00	34,344,000.00	0.00	46,460.95	0.00	0.00	46,460.95	34,344,000.00
Notional SubTotal			592,211,000.00	572,293,051.63	0.00	419,997.13	0.00	0.00	419,997.13	571,720,390.85

Deal Distribution Total					602,800.82	2,430,218.86	0.00	0.00	3,033,019.68

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000YAU9	162.61883587	24.07553939	0.28593795	0.00000000	0.00000000	0.00000000	0.00000000	24.36147734	138.54329648
A-2	95000YAV7	1,000.00000000	0.00000000	2.07916660	0.00000000	0.00000000	0.00000000	0.00000000	2.07916660	1,000.00000000
A-SB	95000YAW5	1,000.00000000	0.00000000	2.82916669	0.00000000	0.00000000	0.00000000	0.00000000	2.82916669	1,000.00000000
A-3	95000YAX3	1,000.00000000	0.00000000	2.76416665	0.00000000	0.00000000	0.00000000	0.00000000	2.76416665	1,000.00000000
A-4	95000YAY1	1,000.00000000	0.00000000	2.98416667	0.00000000	0.00000000	0.00000000	0.00000000	2.98416667	1,000.00000000
A-S	95000YBB0	1,000.00000000	0.00000000	3.21166673	0.00000000	0.00000000	0.00000000	0.00000000	3.21166673	1,000.00000000
B	95000YBC8	1,000.00000000	0.00000000	3.54781131	0.00000000	0.00000000	0.00000000	0.00000000	3.54781131	1,000.00000000
C	95000YBD6	1,000.00000000	0.00000000	3.60281124	0.00000000	0.00000000	0.00000000	0.00000000	3.60281124	1,000.00000000
D	95000YAC9	1,000.00000000	0.00000000	2.25000000	0.00000000	0.00000000	0.00000000	0.00000000	2.25000000	1,000.00000000
E	95000YAE5	1,000.00000000	0.00000000	3.60281152	0.00000000	0.00000000	0.00000000	0.00000000	3.60281152	1,000.00000000
F	95000YAG0	1,000.00000000	0.00000000	3.60281094	0.00000000	0.00000000	0.00000000	0.00000000	3.60281094	1,000.00000000
G	95000YAJ4	1,000.00000000	0.00000000	3.60281152	0.00000000	0.00000000	0.00000000	0.00000000	3.60281152	1,000.00000000
H	95000YAL9	1,000.00000000	0.00000000	3.60281194	0.00000000	0.00000000	0.00000000	0.00000000	3.60281194	1,000.00000000
J	95000YAN5	1,000.00000000	0.00000000	2.05028701	1.55252399	23.49856868	0.00000000	0.00000000	2.05028701	1,000.00000000
R	95000YAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	95000YAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	NA	970.27662288	0.85457656	3.44526420	0.05045936	0.76373610	0.00000000	0.00000000	4.29984076	969.42204633

Notional Certificates
X-A	95000YAZ8	957.53799830	0.00000000	0.74569339	0.00000000	0.00000000	0.00000000	0.00000000	0.74569339	956.31717362
X-B	95000YBA2	1,000.00000000	0.00000000	0.26746886	0.00000000	0.00000000	0.00000000	0.00000000	0.26746886	1,000.00000000
X-D	95000YAA3	1,000.00000000	0.00000000	1.35281126	0.00000000	0.00000000	0.00000000	0.00000000	1.35281126	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	6,801.32	0.00	6,801.32	0.00	0.00	0.00	6,801.32	0.00
A-2	09/01/21 - 09/30/21	30	0.00	49,122.39	0.00	49,122.39	0.00	0.00	0.00	49,122.39	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	92,991.88	0.00	92,991.88	0.00	0.00	0.00	92,991.88	0.00
A-3	09/01/21 - 09/30/21	30	0.00	511,370.83	0.00	511,370.83	0.00	0.00	0.00	511,370.83	0.00
A-4	09/01/21 - 09/30/21	30	0.00	608,161.23	0.00	608,161.23	0.00	0.00	0.00	608,161.23	0.00
X-A	09/01/21 - 09/30/21	30	0.00	349,787.62	0.00	349,787.62	0.00	0.00	0.00	349,787.62	0.00
X-B	09/01/21 - 09/30/21	30	0.00	23,748.56	0.00	23,748.56	0.00	0.00	0.00	23,748.56	0.00
A-S	09/01/21 - 09/30/21	30	0.00	180,245.16	0.00	180,245.16	0.00	0.00	0.00	180,245.16	0.00
B	09/01/21 - 09/30/21	30	0.00	115,899.90	0.00	115,899.90	0.00	0.00	0.00	115,899.90	0.00
C	09/01/21 - 09/30/21	30	0.00	108,639.17	0.00	108,639.17	0.00	0.00	0.00	108,639.17	0.00
X-D	09/01/21 - 09/30/21	30	0.00	46,460.95	0.00	46,460.95	0.00	0.00	0.00	46,460.95	0.00
D	09/01/21 - 09/30/21	30	0.00	77,274.00	0.00	77,274.00	0.00	0.00	0.00	77,274.00	0.00
E	09/01/21 - 09/30/21	30	0.00	24,142.44	0.00	24,142.44	0.00	0.00	0.00	24,142.44	0.00
F	09/01/21 - 09/30/21	30	0.00	33,196.30	0.00	33,196.30	0.00	0.00	0.00	33,196.30	0.00
G	09/01/21 - 09/30/21	30	0.00	24,142.44	0.00	24,142.44	0.00	0.00	0.00	24,142.44	0.00
H	09/01/21 - 09/30/21	30	0.00	12,069.42	0.00	12,069.42	0.00	0.00	0.00	12,069.42	0.00
J	09/01/21 - 09/30/21	30	476,258.91	78,467.58	0.00	78,467.58	33,813.26	0.00	0.00	44,654.31	511,788.04
RR Interest	09/01/21 - 09/30/21	30	25,066.24	123,290.59	0.00	123,290.59	1,779.65	0.00	0.00	121,510.94	26,936.19
Totals			501,325.15	2,465,811.78	0.00	2,465,811.78	35,592.91	0.00	0.00	2,430,218.86	538,724.23

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	3,033,019.68
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,476,335.92	Master Servicing Fee	4,195.65
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,183.59
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	285.08
ARD Interest	0.00	Operating Advisor Fee	1,172.51
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	171.05
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,476,335.92	Total Fees	11,297.88

Principal		Expenses/Reimbursements
Scheduled Principal	602,800.82	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	17,991.56
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,733.46
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,062.07
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	32.10
Total Principal Collected	602,800.82	Total Expenses/Reimbursements	34,819.19

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,430,218.86
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	602,800.82
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,033,019.68
Total Funds Collected	3,079,136.74	Total Funds Distributed	3,079,136.75

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	684,198,501.76	684,198,501.76	Beginning Certificate Balance	684,413,255.42
(-) Scheduled Principal Collections	602,800.82	602,800.82	(-) Principal Distributions	602,800.82
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	683,595,700.94	683,595,700.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	685,027,693.02	685,027,693.02	Ending Certificate Balance	683,810,454.60
Ending Actual Collateral Balance	684,462,318.19	684,462,318.19

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	214,753.66
Beginning Cumulative Advances	0.00	214,753.91	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	214,753.66
Ending Cumulative Advances	0.00	214,753.91	Net WAC Rate	4.32%
			UC / (OC) Interest	773.72
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	6	9,009,775.37	1.32%	67	4.7892	2.098306	1.20 or less	17	147,994,084.96	21.65%	63	4.8792	0.210458
2,000,001 to 3,000,000	8	20,530,832.64	3.00%	70	4.7470	1.738294	1.21 to 1.30	2	7,983,933.25	1.17%	71	4.8884	1.271515
3,000,001 to 4,000,000	10	34,554,315.76	5.05%	70	4.9625	1.435978	1.31 to 1.40	4	24,089,433.26	3.52%	69	4.8837	1.340832
4,000,001 to 5,000,000	8	36,618,897.96	5.36%	70	4.5809	1.874761	1.41 to 1.50	3	19,608,257.16	2.87%	70	4.4630	1.418827
5,000,001 to 6,000,000	5	27,810,921.74	4.07%	70	4.8108	1.425387	1.51 to 1.75	11	60,613,804.07	8.87%	70	4.6336	1.627945
6,000,001 to 7,000,000	2	12,339,459.06	1.81%	70	4.3008	3.246161	1.76 to 2.00	7	116,240,318.39	17.00%	70	4.2451	1.893198
7,000,001 to 8,000,000	2	14,783,109.73	2.16%	39	4.6857	1.308895	2.01 to 2.25	8	85,488,768.78	12.51%	70	4.1485	2.157124
8,000,001 to 9,000,000	3	25,601,392.71	3.75%	70	4.4238	1.065098	2.26 to 2.50	6	35,712,494.85	5.22%	71	4.4727	2.344765
9,000,001 to 10,000,000	3	28,688,951.55	4.20%	70	4.6742	1.296885	2.51 to 2.75	4	89,164,606.22	13.04%	69	3.8714	2.695524
10,000,001 to 15,000,000	5	60,649,054.52	8.87%	61	4.7569	1.157550	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	4	72,909,931.40	10.67%	69	4.4434	0.917252	3.01 or greater	5	96,700,000.00	14.15%	70	3.8119	3.600041
20,000,001 to 30,000,000	7	171,757,068.74	25.13%	70	4.0063	2.584880	Totals	67	683,595,700.94	100.00%	68	4.3429	1.867737
30,000,001 to 50,000,000	3	108,341,989.76	15.85%	71	4.2991	1.807655
50,000,001 or greater	1	60,000,000.00	8.78%	68	3.6514	2.724900
Totals	67	683,595,700.94	100.00%	68	4.3429	1.867737
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Arizona	2	8,581,344.02	1.26%	70	4.5389	1.411725	Pennsylvania	5	9,557,837.20	1.40%	70	5.4071	1.587531
Arkansas	1	36,136.23	0.01%	68	4.4860	0.737200	Tennessee	1	2,420,853.66	0.35%	70	4.9230	1.528000
California	26	145,849,997.85	21.34%	67	4.2052	2.346212	Texas	35	104,458,418.95	15.28%	70	4.7712	1.045258
Colorado	2	14,823,313.92	2.17%	34	5.1244	(0.085752)	Utah	2	7,949,132.21	1.16%	67	4.1568	1.958613
Connecticut	1	96,283.00	0.01%	68	4.4860	0.737200	Virginia	4	10,764,164.50	1.57%	70	4.6179	0.909614
Florida	11	25,319,716.85	3.70%	70	4.7615	1.838124	Washington	3	4,064,546.67	0.59%	66	3.8869	1.933230
Georgia	5	62,259,687.76	9.11%	70	4.1060	2.539863	Wisconsin	6	47,911,840.15	7.01%	71	4.1003	2.359007
Idaho	1	2,227,843.89	0.33%	71	4.7700	2.131000	Wyoming	1	106,477.68	0.02%	68	4.4860	0.737200
Illinois	4	18,337,608.99	2.68%	68	4.7933	(1.963590)	Totals	150	683,595,700.94	100.00%	68	4.3429	1.867737
Indiana	7	6,778,531.55	0.99%	71	4.4156	1.620646
									Property Type³
Kansas	1	5,262,359.02	0.77%	69	4.9300	1.098200
Kentucky	2	4,488,183.53	0.66%	71	4.7390	1.284230		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	1	49,000,068.74	7.17%	70	3.9840	1.892900		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	3	9,892,614.09	1.45%	71	4.7973	0.899694	Industrial	11	67,497,099.51	9.87%	71	4.4214	2.077596
Michigan	7	15,237,830.96	2.23%	70	4.5713	2.286886	Lodging	76	111,862,812.46	16.36%	65	5.0020	0.054063
Minnesota	3	341,550.79	0.05%	67	4.2272	1.253861	Mixed Use	2	11,709,607.58	1.71%	30	4.7340	1.060386
Missouri	2	12,940,315.07	1.89%	69	4.5865	1.220396	Mobile Home Park	4	9,919,446.19	1.45%	70	4.9082	1.947355
New Jersey	2	18,861,350.54	2.76%	71	4.7474	1.858187	Multi-Family	4	8,905,177.15	1.30%	67	4.5222	1.570751
New Mexico	1	4,803,802.15	0.70%	70	4.9900	1.395200	Office	6	154,494,230.01	22.60%	70	4.0658	2.261834
New York	1	60,000,000.00	8.78%	68	3.6514	2.724900	Other	13	28,216,674.14	4.13%	67	3.9479	1.911974
North Carolina	2	25,955,185.56	3.80%	71	3.8240	3.606044	Retail	24	262,187,428.84	38.35%	70	4.1582	2.319005
North Dakota	1	3,976,497.85	0.58%	71	4.8000	1.171400	Self Storage	10	28,803,225.08	4.21%	70	4.7436	2.688821
Ohio	4	923,481.81	0.14%	39	5.2832	0.980248	Totals	150	683,595,700.94	100.00%	68	4.3429	1.867737
Oklahoma	2	139,912.03	0.02%	68	4.4860	0.737200
Oregon	1	228,813.74	0.03%	68	4.4860	0.737200

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	3	85,000,000.00	12.43%	68	3.6532	3.065954	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	6	159,400,068.74	23.32%	70	3.8947	2.556427	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	5	78,078,941.24	11.42%	71	4.1520	2.226637	25 months to 36 months	1	13,360,406.43	1.95%	31	5.2700	(0.326900)
	4.251% to 4.500%	11	105,671,040.59	15.46%	70	4.3913	1.807829	37 months to 48 months	3	37,432,771.61	5.48%	72	4.4189	2.407369
	4.501% to 4.750%	16	99,938,911.30	14.62%	66	4.6734	1.659400	49 months or greater	63	632,802,522.90	92.57%	69	4.3188	1.882152
	4.751% to 5.000%	15	69,142,592.22	10.11%	69	4.8594	0.455571	Totals	67	683,595,700.94	100.00%	68	4.3429	1.867737
	5.001% to 5.250%	5	49,931,848.89	7.30%	71	5.0365	0.470373
	5.251% to 5.750%	5	35,946,054.31	5.26%	56	5.3347	0.622606
	5.751% or greater	1	486,243.65	0.07%	13	6.0000	1.198800
	Totals	67	683,595,700.94	100.00%	68	4.3429	1.867737
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	2	21,093,516.16	3.09%	23	5.0610	0.160766	Interest Only	14	298,925,000.00	43.73%	70	3.9435	2.669335
61 months to 84 months		64	662,015,941.13	96.84%	70	4.3188	1.922617	180 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	2	9,345,224.64	1.37%	69	4.4009	1.429358
	Totals	66	683,109,457.29	99.93%	69	4.3417	1.868213	241 months to 300 months	3	17,579,306.09	2.57%	70	4.8383	1.015561
								301 months or greater	47	357,259,926.56	52.26%	67	4.6489	1.251338
								Totals	66	683,109,457.29	99.93%	69	4.3417	1.868213
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		2	29,043,034.37	4.25%	70	3.9329	2.083070	60 months or less	1	486,243.65	0.07%	13	6.0000	1.198800
	12 months or less	60	583,149,195.56	85.31%	68	4.4168	1.778445	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	4	70,274,920.51	10.28%	68	3.8886	2.524940	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	1,128,550.50	0.17%	70	4.9900	1.541900	Totals	1	486,243.65	0.07%	13	6.0000	1.198800
	Totals	67	683,595,700.94	100.00%	68	4.3429	1.867737
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	883100735	OF	New York	NY	Actual/360	3.651%	182,570.00	0.00	0.00	N/A	06/06/27	--	60,000,000.00	60,000,000.00	10/06/21
2	883100752	RT	Baton Rouge	LA	Actual/360	3.984%	81,465.14	37,658.19	0.00	N/A	08/01/27	--	24,537,692.56	24,500,034.37	10/01/21
2A	883100753				Actual/360	3.984%	81,465.14	37,658.19	0.00	N/A	08/01/27	--	24,537,692.56	24,500,034.37	10/01/21
3	310937398	RT	Buford	GA	Actual/360	3.820%	126,060.00	0.00	0.00	N/A	09/11/27	--	39,600,000.00	39,600,000.00	10/11/21
4	300571751	LO	Various	TX	Actual/360	5.010%	150,052.79	48,797.40	0.00	N/A	09/06/27	--	35,940,787.16	35,891,989.76	10/06/21
5	310941458	OF	Los Angeles	CA	Actual/360	4.100%	112,237.50	0.00	0.00	N/A	09/11/27	--	32,850,000.00	32,850,000.00	10/11/21
6	600939281	OF	San Diego	CA	Actual/360	4.300%	103,916.67	0.00	0.00	N/A	09/11/27	--	29,000,000.00	29,000,000.00	10/11/21
7	310937394	RT	Mooresville	NC	Actual/360	3.820%	82,130.00	0.00	0.00	N/A	09/11/27	--	25,800,000.00	25,800,000.00	10/11/21
8	308870008	RT	Torrance	CA	Actual/360	3.658%	62,351.23	0.00	0.00	N/A	06/01/27	--	20,457,000.00	20,457,000.00	10/01/21
8A	308870108				Actual/360	3.658%	13,846.69	0.00	0.00	N/A	06/01/27	--	4,543,000.00	4,543,000.00	10/01/21
9	310941478	RT	Pleasant Prairie	WI	Actual/360	3.995%	83,229.17	0.00	0.00	N/A	09/01/27	--	25,000,000.00	25,000,000.00	10/01/21
10	310939969	IN	Germantown	WI	Actual/360	4.220%	79,125.00	0.00	0.00	N/A	10/11/27	--	22,500,000.00	22,500,000.00	10/11/21
11	308870011	98	Various	Various	Actual/360	3.795%	63,250.00	0.00	0.00	04/06/27	04/06/28	--	20,000,000.00	20,000,000.00	10/05/21
12	883100780	OF	Paramus	NJ	Actual/360	4.750%	74,052.47	30,146.59	0.00	N/A	09/06/27	--	18,707,993.03	18,677,846.44	10/06/21
13	310939500	LO	Chicago	IL	Actual/360	4.800%	71,919.31	33,013.76	0.00	N/A	06/11/27	--	17,979,827.00	17,946,813.24	06/11/20
14	883100756	IN	San Antonio	TX	Actual/360	4.495%	61,104.97	27,512.98	0.00	N/A	08/06/27	--	16,312,784.70	16,285,271.72	10/06/21
15	883100766	RT	Austin	TX	Actual/360	4.200%	49,700.00	0.00	0.00	N/A	09/06/27	--	14,200,000.00	14,200,000.00	10/06/21
16	308870016	LO	Denver	CO	Actual/360	5.270%	58,674.45	0.00	0.00	N/A	05/06/24	--	13,360,406.43	13,360,406.43	10/06/21
17	610940337	RT	Alpharetta	GA	Actual/360	4.590%	47,917.25	18,648.85	0.00	N/A	05/11/27	--	12,527,385.22	12,508,736.37	10/11/21
18	300571736	LO	League City	TX	Actual/360	5.320%	45,923.80	15,296.40	0.00	N/A	08/06/27	--	10,358,751.51	10,343,455.11	10/06/21
19	883100755	IN	San Antonio	TX	Actual/360	4.495%	38,408.84	17,293.87	0.00	N/A	08/06/27	--	10,253,750.48	10,236,456.61	10/06/21
20	310940493	LO	Frederick	MD	Actual/360	4.850%	37,790.01	21,238.11	0.00	N/A	09/11/27	--	9,350,105.79	9,328,867.68	10/11/21
21	308870021	LO	Various	Various	Actual/360	4.486%	37,383.33	0.00	0.00	N/A	06/01/27	--	10,000,000.00	10,000,000.00	10/01/21
22	308870022	IN	Romulus	MI	Actual/360	4.700%	36,719.64	15,144.14	0.00	N/A	10/11/27	--	9,375,228.01	9,360,083.87	10/11/21
23	310940883	98	St. Louis	MO	Actual/360	4.320%	29,688.45	30,117.10	0.00	N/A	07/11/27	--	8,246,791.24	8,216,674.14	10/11/21
24	410941016	RT	Brentwood	CA	Actual/360	4.410%	33,053.08	12,820.61	0.00	N/A	08/11/27	--	8,994,035.55	8,981,214.94	10/11/21
25	883100757	OF	Scottsdale	AZ	Actual/360	4.540%	31,840.35	12,448.29	0.00	N/A	08/06/27	--	8,415,951.92	8,403,503.63	10/06/21
26	310941022	MU	Brea	CA	Actual/360	4.700%	30,337.79	12,709.15	0.00	N/A	07/11/22	--	7,745,818.88	7,733,109.73	10/11/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	300571745	RT	Whittier	CA	Actual/360	4.670%	27,436.25	0.00	0.00	N/A	09/06/27	--	7,050,000.00	7,050,000.00	10/06/21
28	308870028	RT	Destin	FL	Actual/360	4.730%	17,761.35	6,452.24	0.00	N/A	08/11/27	--	4,506,051.21	4,499,598.97	10/11/21
29	308870029	RT	Destin	FL	Actual/360	4.730%	7,291.60	2,648.85	0.00	N/A	08/11/27	--	1,849,878.19	1,847,229.34	10/11/21
30	410941185	IN	Melbourne	FL	Actual/360	4.260%	21,477.48	10,536.68	0.00	N/A	09/11/27	--	6,049,995.74	6,039,459.06	10/11/21
31	300571740	SS	Various	CA	Actual/360	4.340%	22,785.00	0.00	0.00	N/A	08/06/27	--	6,300,000.00	6,300,000.00	10/06/21
32	300571726	LO	Farmville	VA	Actual/360	4.830%	23,233.70	9,276.45	0.00	N/A	07/06/27	--	5,772,347.19	5,763,070.74	10/06/21
33	883100779	OF	Moreno Valley	CA	Actual/360	4.100%	19,040.51	9,951.39	0.00	N/A	09/06/27	--	5,572,831.33	5,562,879.94	10/06/21
34	300571733	LO	Harrisburg	PA	Actual/360	5.440%	25,650.13	8,191.68	0.00	N/A	08/06/27	--	5,658,115.98	5,649,924.30	10/06/21
35	308870035	RT	Douglasville	GA	Actual/360	4.750%	22,093.96	8,944.06	0.00	N/A	10/11/27	--	5,581,631.80	5,572,687.74	10/11/21
36	308870036	RT	Topeka	KS	Actual/360	4.930%	21,668.83	12,001.27	0.00	N/A	07/11/27	--	5,274,360.29	5,262,359.02	10/11/21
37	308870037	SS	Stockton	CA	Actual/360	4.580%	18,998.00	7,277.73	0.00	N/A	09/11/27	--	4,977,642.99	4,970,365.26	10/11/21
38	300571741	RT	Springfield	MO	Actual/360	5.050%	19,909.38	7,300.65	0.00	N/A	08/06/27	--	4,730,941.58	4,723,640.93	10/06/21
39	300571768	RT	Albuquerque	NM	Actual/360	4.990%	20,004.11	6,806.42	0.00	N/A	08/06/27	--	4,810,608.57	4,803,802.15	10/06/21
40	883100760	MF	Norfolk	VA	Actual/360	4.365%	16,951.45	7,983.33	0.00	N/A	09/06/27	--	4,660,192.77	4,652,209.44	10/06/21
41	883100761	RT	Lexington	KY	Actual/360	4.750%	17,053.39	6,942.39	0.00	N/A	09/06/27	--	4,308,223.60	4,301,281.21	10/06/21
42	883100759	MU	West Fargo	ND	Actual/360	4.800%	15,931.46	6,366.82	0.00	N/A	09/06/27	--	3,982,864.67	3,976,497.85	10/06/21
43	300571744	SS	Woodland	CA	Actual/360	4.490%	15,434.38	0.00	0.00	N/A	09/06/27	--	4,125,000.00	4,125,000.00	10/06/21
44	308870044	RT	Ellenwood	GA	Actual/360	4.590%	14,981.86	6,140.08	0.00	N/A	07/11/27	--	3,916,826.64	3,910,686.56	10/11/21
45	308870045	MH	Fort Pierce	FL	Actual/360	4.870%	14,824.18	5,803.11	0.00	N/A	08/11/27	--	3,652,774.60	3,646,971.49	10/11/21
46	300571737	RT	Frisco	TX	Actual/360	5.050%	15,518.85	4,996.65	0.00	N/A	08/06/27	--	3,687,648.69	3,682,652.04	10/06/21
47	300571735	LO	New Cumberland	PA	Actual/360	5.440%	16,245.08	5,188.07	0.00	N/A	08/06/27	--	3,583,473.25	3,578,285.18	10/06/21
48	308870048	MH	Bradenton	FL	Actual/360	4.900%	13,753.68	5,352.48	0.00	N/A	07/11/27	--	3,368,248.86	3,362,896.38	10/11/21
49	308870049	SS	Clute	TX	Actual/360	5.250%	14,014.74	4,760.19	0.00	N/A	09/11/27	--	3,203,369.75	3,198,609.56	10/11/21
50	308870050	RT	Indianapolis	IN	Actual/360	4.720%	12,244.25	5,040.45	0.00	N/A	09/11/27	--	3,112,945.61	3,107,905.16	10/11/21
51	410941448	RT	Mansfield	TX	Actual/360	4.640%	11,581.07	7,024.62	0.00	N/A	08/11/27	--	2,995,104.01	2,988,079.39	10/11/21
52	308870052	IN	Kaysville	UT	Actual/360	4.730%	12,143.72	5,030.88	0.00	N/A	07/11/27	--	3,080,859.13	3,075,828.25	10/11/21
53	308870053	SS	Melbourne	FL	Actual/360	5.350%	13,457.01	4,412.23	0.00	N/A	09/11/27	--	3,018,395.52	3,013,983.29	01/11/21
54	308870054	RT	Highland	IN	Actual/360	4.080%	10,102.71	5,322.53	0.00	N/A	09/11/27	--	2,971,383.83	2,966,061.30	10/11/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
55	308870055	RT	Montgomery	TX	Actual/360	4.780%	10,076.52	4,056.82	0.00	N/A	09/11/27	--	2,529,671.54	2,525,614.72	10/11/21
56	883100740	SS	Fenton	MI	Actual/360	4.975%	10,543.33	3,508.16	0.00	N/A	07/06/27	--	2,543,114.38	2,539,606.22	10/06/21
57	410938908	RT	North Hills	CA	Actual/360	5.100%	10,364.51	3,752.18	0.00	N/A	07/11/27	--	2,438,708.78	2,434,956.60	10/11/21
58	308870058	SS	Cypress	TX	Actual/360	4.870%	9,868.65	3,882.87	0.00	N/A	07/11/27	--	2,431,699.73	2,427,816.86	10/11/21
59	883100743	RT	Chattanooga	TN	Actual/360	4.923%	9,945.33	3,357.81	0.00	N/A	08/06/27	--	2,424,211.47	2,420,853.66	10/06/21
60	883100775	SS	Coeur dAlene	ID	Actual/360	4.770%	8,868.23	3,157.40	0.00	N/A	09/06/27	--	2,231,001.29	2,227,843.89	10/06/21
61	410941039	MF	Chico	CA	Actual/360	4.550%	7,336.22	2,856.99	0.00	N/A	08/11/27	--	1,934,826.37	1,931,969.38	10/11/21
62	410941030	MF	Chico	CA	Actual/360	4.500%	6,890.59	2,736.43	0.00	N/A	08/11/27	--	1,837,491.11	1,834,754.68	10/11/21
63	308870063	MH	Kissimmee	FL	Actual/360	4.950%	7,358.22	2,783.41	0.00	N/A	09/11/27	--	1,783,811.23	1,781,027.82	10/11/21
64	308870064	MF	Broadview Heights	OH	Actual/360	6.000%	2,574.17	28,590.58	0.00	N/A	11/01/22	--	514,834.23	486,243.65	10/01/21
65	308870065	MH	Bradenton	FL	Actual/360	4.990%	4,708.95	3,863.29	0.00	N/A	08/11/27	--	1,132,413.79	1,128,550.50	10/11/21
Totals							2,476,335.92	602,800.82	0.00				684,198,501.76	683,595,700.94
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	26,220,096.00	12,354,039.98	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
2	29,967,967.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,399,618.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	846,593.00	0.00	--	--	04/12/21	0.00	0.00	0.00	0.00	0.00	0.00
5	2,574,250.44	1,387,652.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,850,735.00	1,493,255.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,942,806.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	56,374,602.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	15,568,207.37	6,520,184.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,595,714.00	1,361,092.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	18,511,396.00	9,255,699.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,372,991.41	1,316,052.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	(2,141,051.00)	0.00	--	--	05/11/21	4,502,579.36	110,387.88	86,666.57	1,570,791.46	864,538.38	0.00
14	1,973,047.78	946,716.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,246,190.56	765,246.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	(989,034.00)	(343,927.00)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,027,103.38	561,140.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	686,739.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,244,359.71	626,629.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	534,521.91	698,189.18	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	24,051,546.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,028,964.20	814,811.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,012,923.00	761,067.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	527,227.57	138,017.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	842,113.69	206,852.78	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	562,066.77	268,653.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	571,817.89	281,739.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	485,784.00	255,856.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	218,193.00	116,814.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	777,391.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,146,927.47	675,117.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	360,217.82	360,897.90	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	875,923.80	201,120.17	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	421,786.98	395,958.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	563,638.98	309,098.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	535,032.07	244,619.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	725,734.27	387,318.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	507,145.97	159,947.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	2,029,243.75	951,638.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	324,048.36	188,974.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	481,653.00	215,199.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	338,062.92	166,360.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	505,127.07	251,075.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	357,549.08	174,227.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	525,423.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	355,903.20	159,095.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
47	387,955.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	446,467.12	196,674.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	311,438.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	281,404.32	129,179.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	316,800.00	158,400.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	385,542.23	195,469.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	333,236.00	0.00	--	--	02/11/21	0.00	0.00	17,823.08	160,708.09	0.00	0.00
54	456,712.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	270,300.87	23,069.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	374,700.00	222,712.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	397,930.80	191,687.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	237,943.00	137,061.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	198,539.86	128,313.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	277,984.18	78,440.04	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	143,060.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	128,832.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	248,376.89	73,605.52	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	313,175.26	246,824.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	121,551.00	01/01/18	09/30/18	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	216,176,807.57	46,801,312.10				4,502,579.36	110,387.88	104,489.65	1,731,499.55	864,538.38	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	2	20,960,796.53	1	3,013,983.29	0	0.00	0	0.00	0	0.00	0	0.00	4.342868%	4.302261%	68
09/17/21	0	0.00	0	0.00	2	20,998,222.52	1	3,018,395.52	0	0.00	0	0.00	0	0.00	0	0.00	4.343189%	4.298783%	69
08/17/21	0	0.00	0	0.00	2	21,032,658.42	1	3,022,341.00	0	0.00	0	0.00	0	0.00	0	0.00	4.343484%	4.299066%	70
07/16/21	0	0.00	0	0.00	2	21,066,950.73	1	3,026,268.39	0	0.00	0	0.00	0	0.00	0	0.00	4.343778%	4.299346%	71
06/17/21	0	0.00	0	0.00	3	57,179,995.76	1	3,030,626.09	0	0.00	0	0.00	0	0.00	0	0.00	4.344092%	4.299646%	72
05/17/21	0	0.00	0	0.00	3	57,257,017.21	1	3,034,515.49	0	0.00	0	0.00	0	0.00	0	0.00	4.344382%	4.299923%	73
04/16/21	1	36,166,927.30	0	0.00	2	21,174,654.07	1	3,038,836.58	0	0.00	0	0.00	0	0.00	0	0.00	4.344693%	4.300219%	74
03/17/21	0	0.00	1	10,443,073.35	2	21,208,354.13	1	3,042,688.32	0	0.00	0	0.00	0	0.00	0	0.00	4.344805%	4.300313%	75
02/18/21	1	10,461,008.22	0	0.00	2	21,250,517.36	1	3,047,875.01	0	0.00	0	0.00	0	0.00	0	0.00	4.345189%	4.300681%	76
01/15/21	0	0.00	0	0.00	4	70,864,641.90	1	3,051,685.31	0	0.00	1	36,309,298.64	0	0.00	0	0.00	4.345495%	4.296157%	77
12/17/20	1	10,487,420.90	0	0.00	4	70,957,088.29	1	3,055,478.13	0	0.00	0	0.00	0	0.00	0	0.00	4.345799%	4.296446%	78
11/18/20	0	0.00	1	13,307,659.13	3	57,751,343.47	1	3,059,706.18	0	0.00	1	13,307,659.13	0	0.00	0	0.00	4.346126%	4.296758%	79
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	310939500 06/11/20		15	6	86,666.57	1,570,791.46	969,499.72	18,411,922.60	04/11/20	2
53	308870053 01/11/21		8	6	17,823.08	160,708.09	26,650.51	3,051,685.31	04/15/20	2		10/01/20
Totals					104,489.65	1,731,499.55	996,150.23	21,463,607.91
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		7,733,110	7,733,110	0		0
13 - 24 Months		486,244	486,244	0		0
25 - 36 Months		13,360,406	13,360,406	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		662,015,941	641,055,145	17,946,813		3,013,983

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	683,595,701	662,634,904	0	0	17,946,813	3,013,983
Sep-21	684,198,502	663,200,279	0	0	17,979,827	3,018,396
Aug-21	684,753,845	663,721,186	0	0	18,010,317	3,022,341
Jul-21	685,306,945	664,239,995	0	0	18,040,682	3,026,268
Jun-21	685,903,060	628,723,064	0	0	54,149,370	3,030,626
May-21	686,451,522	629,194,505	0	0	54,222,502	3,034,515
Apr-21	687,043,166	629,701,585	36,166,927	0	18,135,817	3,038,837
Mar-21	687,457,653	655,806,225	0	10,443,073	18,165,666	3,042,688
Feb-21	688,159,136	656,447,611	10,461,008	0	18,202,642	3,047,875
Jan-21	688,715,321	617,850,679	0	0	67,812,957	3,051,685
Dec-20	689,269,253	607,824,744	10,487,421	0	67,901,610	3,055,478
Nov-20	689,868,651	618,809,648	0	13,307,659	54,691,637	3,059,706
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	300571751	35,891,989.76	36,255,795.62	46,900,000.00	08/17/20	309,027.00	0.13710	12/31/20	09/06/27	311
13	310939500	17,946,813.24	18,411,922.60	59,300,000.00	04/21/17	(2,546,698.00)	(2.02240)	12/31/20	06/11/27	307
53	308870053	3,013,983.29	3,051,685.31	4,000,000.00	08/29/20	325,356.00	1.51720	12/31/19	09/11/27	310
Totals		56,852,786.29	57,719,403.53	110,200,000.00		(1,912,315.00)

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	300571751	LO	TX	04/11/20	98

COVID related transfer. 6 month forbearance closed on November 9th (August 2020 through January 2021) and the Borrower has made the required payments (July DS, tax and insurance impounds from July - December, and expenses incurred to date). In January 2021, the hotels on a portfolio basis were 53% occupied with $65 ADR and $34 RevPAR. The NOI was $28,170. The Borrower made the February, March and April debt service payments and has not requested an extension for the forbearance. Property performance continues to improve with occupancy in July 2021 reported at 81.1%. and a RevPAR of $73. Updated August financials have been requested.

13	310939500	LO	IL	04/11/20	2

COVID related transfer. Borrower submitted a proposal for a 5 year loan extension and interest rate cut to 2%. This was rejected. The Property was closed from 12/4/20 to 5/2021. Occupancy for 2020 was 30%. The hotel reopened in May

2021. Two months ended 7/31/21, occupancy was 75%. Trust counsel has started the foreclosure process. Borrower reengaged and requested an amount to bring the loan current. Borrower submitted a revised proposal. This proposal is under consideration. Borrower funded the $849k for property taxes due in August '21.

53	308870053	SS	FL	04/15/20	2

COVID related transfer. The loan was consistently delinquent (+/- 30 days) prior to the pandemic and transfer to special servicer. The delinquency related to a dispute over escrow collections. A reinstatement of the loan was near finalization in

July 2020, but Borrower only sent a portion of the required remittance for reinstatement. Legal counsel was engaged and the debt formally demanded on 7/23/2020. Foreclosure filed 10/1/2020. Borrower filed an answer in late February 2021.

Borrower remains generally non-responsive and did not abide by a rents order entered by the court. Lender has sought for Borrower to be found in contempt. Awaiting hearing. Lender will continue seeking rights and remedies.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	300571751	0.00	5.01000%	0.00	5.01000%	10	11/09/20	08/06/20	--
16	308870016	0.00	5.27000%	0.00	5.27000%	10	11/05/20	09/06/20	--
18	300571736	18,500,000.00	5.32000%	18,500,000.00 5.32000%		10	08/05/20	06/06/20	--
Totals		18,500,000.00		18,500,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	7,487.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,745.80	0.00	0.00	17,991.56	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	586.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	612.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	338.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	310.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	214.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,733.46	0.00	2,062.07	17,991.56	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		34,787.09

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 28 of 29

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 29 of 29